Inventories (Schedule of Inventories by Brand) (Details) - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Inventory [Line Items]
Inventories	$ 659.9	$ 489.3
ANN
Inventory [Line Items]
Inventories	212.5	0.0
Justice
Inventory [Line Items]
Inventories	101.2	136.0
Lane Bryant
Inventory [Line Items]
Inventories	128.3	126.5
Maurices
Inventory [Line Items]
Inventories	103.5	103.8
Dressbarn
Inventory [Line Items]
Inventories	84.3	93.3
Catherines
Inventory [Line Items]
Inventories	$ 30.1	$ 29.7